Note 7 - Intangible Assets	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
7.	Intangible assets

	Computer software	Trademarks	Total
Cost
Balance at December 31, 2015	$5,143	$6,625	$11,768
Additions	-	9,611	9,611
Balance at December 31, 2016	5,143	16,236	21,379
Additions	-	-	-
Balance at December 31, 2017	5,143	16,236	21,379

Accumulated amortization
Balance at December 31, 2015	714	37	751
Amortization	1,714	976	2,690
Balance at December 31, 2016	2,428	1,013	3,441
Amortization	1,715	1,082	2,797
Balance at December 31, 2017	4,143	2,095	6,238

Net book value as at:
December 31, 2016	$2,715	$15,223	$17,938
December 31, 2017	$1,000	$14,141	$15,141